FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Interest Rate Risk Sensitivity Analysis (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Derivative Options | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ (2,955,980)
Derivative Options | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(46,186)
Derivative Options | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(91,962)
Derivative Options | CDI | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	46,622
Derivative Options | CDI | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	93,698
Derivatives Non Deliverable Forward ("NDF") | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(29,511)
Derivatives Non Deliverable Forward ("NDF") | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(97)
Derivatives Non Deliverable Forward ("NDF") | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(195)
Derivatives Non Deliverable Forward ("NDF") | CDI | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	99
Derivatives Non Deliverable Forward ("NDF") | CDI | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	198
Derivative Swap | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(8,526,926)
Derivative Swap | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(27,243)
Derivative Swap | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(53,863)
Derivative Swap | CDI | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	27,830
Derivative Swap | CDI | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	56,172
Derivative Swap | LIBOR | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(8,526,926)
Derivative Swap | LIBOR | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	50,308
Derivative Swap | LIBOR | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	100,602
Derivative Swap | LIBOR | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	(50,308)
Derivative Swap | LIBOR | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	(100,630)
Interest rate risk | Cash and cash equivalents | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	358,900
Interest rate risk | Cash and cash equivalents | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,929
Interest rate risk | Cash and cash equivalents | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	3,858
Interest rate risk | Marketable securities | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,213,496
Interest rate risk | Marketable securities | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	11,898
Interest rate risk | Marketable securities | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	23,795
Interest rate risk | Loans and financing | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	9,919,194
Interest rate risk | Loans and financing | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	53,316
Interest rate risk | Loans and financing | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	106,631
Interest rate risk | Loans and financing | TJLP | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	1,700,469
Interest rate risk | Loans and financing | TJLP | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	21,001
Interest rate risk | Loans and financing | TJLP | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	42,002
Interest rate risk | Loans and financing | LIBOR | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	25,131,914
Interest rate risk | Loans and financing | LIBOR | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	18,975
Interest rate risk | Loans and financing | LIBOR | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 37,949